COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Future minimum operating leases [Abstract]
2016		$ 73.7
2017		60.9
2018		51.7
2019		39.5
2020		27.3
Thereafter		80.2
Total operating leases		333.3
Future minimum purchase commitments [Abstract]
2016		560.2
2017		506.4
2018		449.3
2019		442.1
2020		440.3
Thereafter		2,904.9
Total purchase commitments		5,303.2
Total rent expense charged to operations		75.1	$ 66.8	$ 64.2
Legal action liabilities	$ 22.1	21.2	22.1		$ 22.4
Insurance Recoveries	$ 11.0	57.4
Reduction in Cost of Goods Sold Due to Insurance Recoveries		10.5
Reduction in Selling and Administration Due to Insurance Recoveries		0.9
Gain in Other Operating Income due to Insurance Recoveries		46.0	$ 0.0	0.0
Proceeds from Property Damage Portion of Insurance Recoveries		$ 25.8
Customer contract settlement				11.0
Recovery of legacy legal costs				$ 13.9